Trade and Other receivables	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Trade and Other receivables
32	Trade receivables

	2021 RMB million	2020 RMB million
Trade receivables	2,897	2,568
Less: loss allowance	(39)	(43)

	2,858	2,525

(a)	Ageing analysis
Credit terms granted by the Group to sales agents and other customers generally range from one to three months. Ageing analysis of trade receivables based on transaction date is set out below:

	2021 RMB million	2020 RMB million
Within 1 month	2,337	1,972
More than 1 month but less than 3 months	273	307
More than 3 months but less than 12 months	236	231
More than 1 year	51	58

	2,897	2,568
Less: loss allowance	(39)	(43)

	2,858	2,525

All of the trade receivables are expected to be recovered within one year.

(b)	Trade receivables by currencies
The carrying amounts of the Group’s trade receivables are denominated in the following currencies:

	2021 RMB million	2020 RMB million
RMB	2,631	2,446
USD	195	48
EURO	16	13
HKD	11	9
AUD	9	7
BDT	7	9
Others	28	36

	2,897	2,568

Other receivables [member]
Statement [LineItems]
Trade and Other receivables
33	Other receivables

	Notes	2021 RMB million	2020 RMB million
VAT recoverable		7,854	6,072
Government grants receivables	(i)	474	523
Rebate receivables on aircraft acquisitions		302	497
Other deposits		155	170
Others	(ii)	972	1,244

		9,757	8,506
Less: loss allowance	(iii)	(158)	(159)

		9,599	8,347

Notes:

(i)	Government grants receivables are recognized as there is reasonable assurance that they will be received and the Group has complied with the conditions attaching to them.
(ii)
The amounts include term deposits of RMB227 million (December 31, 2020: RMB287 million), which have a maturity over 3 months at acquisition. The weighted average annualized interest rate of term deposits as at December 31, 2021 was 1.95% (December 31, 2020: 2.07%).

(iii)
The Group lost control of Flying College in December 2020 (Note23(v)). As at December 31, 2021 and 2020, prepayment of training expenses made to Flying College amounting to
RMB 148 million was fully impaired.